Disclosure of detailed information about exposed foreign currency risk (Details)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Financial Instruments And Capital Management Disclosure Of Detailed Information About Exposed Foreign Currency Risk 1	1.2545
Financial Instruments And Capital Management Disclosure Of Detailed Information About Exposed Foreign Currency Risk 2	1.3427
Financial Instruments And Capital Management Disclosure Of Detailed Information About Exposed Foreign Currency Risk 3	1.2986
Financial Instruments And Capital Management Disclosure Of Detailed Information About Exposed Foreign Currency Risk 4	1.3253